Document and Entity Information	Dec. 09, 2020
Cover [Abstract]
Entity Registrant Name	CarGurus, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001494259
Document Period End Date	Dec. 09, 2020
Entity Emerging Growth Company	false
Entity File Number	001-38233
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3843478
Entity Address, Address Line One	2 Canal Park
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	354-0068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,par value $0.001 per share
Trading Symbol	CARG
Security Exchange Name	NASDAQ